RECLAMATION AND REMEDIATION PROVISIONS - Reclamation and remediation provision roll-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RECLAMATION AND REMEDIATION PROVISIONS
Reclamation and remediation provision, beginning balance	$ 68,325	$ 55,574
Change in estimates	1,782	16,607
Accretion	2,225	1,517
Reclamation work performed		(902)
Foreign exchange	(1,462)	(4,471)
Reclamation and remediation provision, ending balance	$ 70,870	$ 68,325